Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Ultra Short Tax-Free Fund

BMO Short Tax-Free Fund

BMO Intermediate Tax-Free Fund

Supplement dated October 13, 2015 to the Prospectus dated December 29, 2014, as supplemented February 6, 2015, February 9, 2015, April 7, 2015, April 21, 2015, May 18, 2015, May 19, 2015, June 1, 2015, June 8, 2015, August 25, 2015, October 2, 2015, and October 6, 2015

The information in the Prospectus under “Fund Summary – BMO Ultra Short Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke, Craig J. Mauermann, Robert Wimmel, and Thomas Byron are co-portfolio managers of the Fund. Mr. Boritzke, Head of Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has managed the Fund since May 2015. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has managed the Fund since its inception in 2009. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996. Mr. Byron, Portfolio Manager at the Adviser, joined the Adviser in 2015 and has managed the Fund since October 2015. Previously, Mr. Byron was a Portfolio Manager at Invesco Advisers since 2010 and served in various positions at Van Kampen Asset Management or its affiliates from 1981 to 2010.

The information in the Prospectus under “Fund Summary – BMO Short Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke, Craig J. Mauermann, Robert Wimmel, and Thomas Byron are co-portfolio managers of the Fund. Mr. Boritzke, Head of Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has managed the Fund since May 2015. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has managed the Fund since May 2015. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996. Mr. Byron, Portfolio Manager at the Adviser, joined the Adviser in 2015 and has managed the Fund since October 2015. Previously, Mr. Byron was a Portfolio Manager at Invesco Advisers since 2010 and served in various positions at Van Kampen Asset Management or its affiliates from 1981 to 2010.

The information in the Prospectus under “Fund Summary – BMO Intermediate Tax-Free Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke, Craig J. Mauermann, Robert Wimmel, and Thomas Byron are co-portfolio managers of the Fund. Mr. Boritzke, Head of Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has managed the Fund since its inception in 1994. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has managed the Fund since May 2015. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996. Mr. Byron, Portfolio Manager at the Adviser, joined the Adviser in 2015 and has managed the Fund since October 2015. Previously, Mr. Byron was a Portfolio Manager at Invesco Advisers since 2010 and served in various positions at Van Kampen Asset Management or its affiliates from 1981 to 2010.

The information regarding the BMO Ultra Short Tax-Free Fund, the BMO Short Tax-Free Fund, and the BMO Intermediate Tax-Free Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

John D. Boritzke, Craig J. Mauermann, Robert Wimmel, and Thomas Byron co-manage the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND. All members of the team share investment decision making responsibilities with respect to the Funds. Mr. Boritzke, Head of Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983. He has managed the ULTRA SHORT TAX-FREE FUND and SHORT TAX-FREE FUND since May 2015 and managed the INTERMEDIATE TAX-FREE FUND since its inception in 1994. He is a CFA Charterholder. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004. He has managed the ULTRA SHORT TAX-FREE FUND since its inception in 2009 and the SHORT TAX-FREE FUND and INTERMEDIATE TAX-FREE FUND since May 2015. Mr. Wimmel, Portfolio Manager and Head of Municipal Fixed Income at the Adviser, joined the Adviser in 2015. He has managed the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND since August 2015. Previously, Mr. Wimmel was Head of Investment Grade Municipals at Invesco Advisers and held various positions there since 1996. Mr. Byron, Portfolio Manager at the Adviser, joined the Adviser in 2015. He has managed the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND since October 2015. Previously, Mr. Byron was a Portfolio Manager at Invesco Advisers since 2010 and served in various positions at Van Kampen Asset Management or its affiliates from 1981 to 2010.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.